Organization and Business Description (Details) - Schedule of Income Statement - VIP [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Income Statements, Captions [Line Items]
Total net revenue	$ 613,679	$ 7,409,272	$ 23,107,340
Net (loss) income	$ (15,438,135)	$ (5,629,408)	$ 11,931,079